SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Rental income	$ 6,800		$ 107,760
Cash	$ 22,558		79	481,965
Income tax benefits recognized	(50.00%)
Inventory			11,323,226	11,409,500
Advertising expense	$ 3,021		$ 10,612	44,800
Potentially dilutive shares	0		0
Rental income	$ 6,800
Revenue from other services	0
Inventory, Real Estate	$ 11,181,629
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Stock based compensation			$ 112,557	$ 42,736
Rental Property [Member]
Property, Plant and Equipment [Line Items]
Rental income			72,460
Product and Service, Other [Member]
Property, Plant and Equipment [Line Items]
Rental income			$ 35,300
Minimum [Member]
Property, Plant and Equipment [Line Items]
Income tax benefits recognized			50.00%